PROPERTY PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Property, plant and equipment, ending	$ 286,424
Property, plant and equipment, beginning		$ 256,870,000
Property, plant and equipment, ending		254,462,000		$ 256,870,000
Depreciation	(2,564,000)			(2,235,000)
NBV | Total Property Plant And Equipments [Member]
Statement [Line Items]
Property, plant and equipment, beginning		256,870,000
Property, plant and equipment, ending	254,462,000			256,870,000
Accumulated And Depreciation And Amortisation [Member] | Property Plant And Equipments [Member]
Statement [Line Items]
Property, plant and equipment, beginning	(29,851,000)		$ (27,715,000)
Disposals	483,000			99,000
Reclamation adjustment (note 13)	280,000			243,000
Property, plant and equipment, ending	(31,962,000)		(29,851,000)
Amortization	280,000			243,000
Depreciation	(2,594,000)			(2,235,000)
Cost | Total Property Plant And Equipments [Member]
Statement [Line Items]
Property, plant and equipment, beginning	286,721,000		284,974,000
Additions	1,302,000			304,000
Disposals	(487,000)			(101,000)
Reclamation adjustment (note 13)	(1,111,000)			1,544,000
Recoveries	(1,000)
Property, plant and equipment, ending			286,721,000
Mineral Properties | Cost
Statement [Line Items]
Property, plant and equipment, beginning	179,743,000		179,481,000
Additions	46,000			262,000
Disposals	0			0
Reclamation adjustment (note 13)	0			0
Recoveries	(1,000)
Property, plant and equipment, ending	179,788,000		179,743,000
Mineral Properties | NBV
Statement [Line Items]
Property, plant and equipment, beginning		179,743,000
Property, plant and equipment, ending	179,788,000			179,743,000
Mineral Properties [Member] | Accumulated Depreciation And Amortisation [Member]
Statement [Line Items]
Property, plant and equipment, beginning	0		0
Disposals	0			0
Reclamation adjustment (note 13)	0			0
Property, plant and equipment, ending	0		0
Amortization	0			0
Depreciation	0			0
Plant and Equipment Owned | Cost
Statement [Line Items]
Property, plant and equipment, beginning	106,087,000		104,587,000
Additions	1,173,000			16,000
Disposals	(466,000)			(60,000)
Reclamation adjustment (note 13)	(1,111,000)			1,544,000
Recoveries	0
Property, plant and equipment, ending	105,683,000		106,087,000
Plant and Equipment Right of Use | Cost
Statement [Line Items]
Property, plant and equipment, beginning	891,000	891,000	906,000
Additions	83,000			26,000
Disposals	(21,000)			(41,000)
Reclamation adjustment (note 13)	0			0
Property, plant and equipment, ending	953,000		891,000	891,000
Plant and Equipment Owned | Accumulated Depreciation And Amortisation [Member]
Statement [Line Items]
Property, plant and equipment, beginning	(29,495,000)	(29,495,000)	(27,518,000)
Disposals	466,000			60,000
Reclamation adjustment (note 13)	280,000			243,000
Property, plant and equipment, ending	(31,420,000)		(29,495,000)	(29,495,000)
Amortization	280,000			243,000
Depreciation	(2,391,000)			(2,037,000)
Plant and Equipment Owned | NBV
Statement [Line Items]
Property, plant and equipment, beginning		76,592,000
Property, plant and equipment, ending	74,263,000			76,592,000
Plant And Equipments Right Of Use [Member] | NBV
Statement [Line Items]
Property, plant and equipment, beginning		535,000
Property, plant and equipment, ending	411,000			535,000
Plant And Equipments Right Of Use [Member] | Accumulated And Depreciation And Amortisation [Member]
Statement [Line Items]
Property, plant and equipment, beginning	(356,000)	$ (356,000)	(197,000)
Disposals	17,000			39,000
Reclamation adjustment (note 13)	0			0
Property, plant and equipment, ending	(542,000)		$ (356,000)	(356,000)
Amortization	0			0
Depreciation	$ (203,000)			$ (198,000)